FINANCIAL REPORTING BY SEGMENT	12 Months Ended
Dec. 31, 2019
FINANCIAL REPORTING BY SEGMENT
FINANCIAL REPORTING BY SEGMENT

3 – FINANCIAL REPORTING BY SEGMENT

The Company provides financial information by segments according to IFRS 8 “Operating Segments,” which establishes standards for reporting by operating segment and related disclosures for products and services, and geographic areas.

The Company’s Board of Directors and Management measures and assesses performance of operating segments based on the operating income of each of the countries where there are Coca-Cola franchises.

The operating segments are determined based on the presentation of internal reports to the Company´s chief strategic decision-maker. The chief operating decision-maker has been identified as the Company´s Board of Directors who makes the Company’s strategic decisions.

The following operating segments have been determined for strategic decision making based on geographic location:

•	Operation in Chile
•	Operation in Brazil
•	Operation in Argentina
•	Operation in Paraguay

The four operating segments conduct their businesses through the production and sale of soft drinks and other beverages, as well as packaging materials.

Expenses and revenue associated with the Corporate Officer were assigned to the operation in Chile in the soft drinks segment because Chile is the country that manages and pays the corporate expenses, which would also be substantially incurred, regardless of the existence of subsidiaries abroad.

Total revenues by segment include sales to unrelated customers and inter-segments, as indicated in the consolidated statement of income of the Company.

A summary of the Company’s operating segments in accordance to IFRS is as follows:

	Chile	Argentina	Brazil	Paraguay	Intercompany	Consolidated
For the period ended December 31, 2019	Operation	Operation	Operation	Operation	Eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	408,467,731	313,866,082	360,791,744	124,855,857	(366,490)	1,207,614,924
Other beverages	200,484,390	70,990,286	258,529,540	34,036,153	(450,559)	563,589,810
Packaging	—	9,779,472	—	—	(1,959,091)	7,820,381
Net sales	608,952,121	394,635,840	619,321,284	158,892,010	(2,776,140)	1,779,025,115
Cost of sales	(359,465,664)	(214,447,259)	(384,838,875)	(92,368,109)	2,776,140	(1,048,343,767)
Distribution expenses	(59,076,433)	(56,421,024)	(42,673,570)	(8,825,262)	—	(166,996,289)
Administrative expenses	(114,250,801)	(89,276,114)	(98,071,441)	(24,305,453)	—	(325,903,809)
Finance income	1,286,021	1,346,501	42,327,682	195,587	—	45,155,791
Finance expense	(13,151,176)	999,370	(34,057,214)	—	—	(46,209,020)
Interest expense, net (1)	(11,865,155)	2,345,871	8,270,468	195,587	—	(1,053,229)
Share of the entity in income of associates	381,255	—	(3,796,338)	—	—	(3,415,083)
Income tax expense	(12,838,517)	(6,902,265)	(36,821,377)	(4,604,732)	—	(61,166,891)
Other income (loss)	(15,109,823)	(3,235,926)	21,754,242	(308,315)	—	3,100,178
Net income of the segment reported	36,726,983	26,699,123	83,144,393	28,675,726	—	175,246,225

Depreciation and amortization	46,105,063	25,369,034	29,945,887	9,667,300	—	111,087,284

Current assets	244,504,165	76,354,086	171,349,293	41,266,559	—	533,474,103
Non-current assets	657,069,423	165,116,212	786,979,234	248,309,451	—	1,857,474,320
Segment assets, total	901,573,588	241,470,298	958,328,527	289,576,010	—	2,390,948,423

Carrying amount in associates and joint ventures accounted for using the equity method, total	49,703,673	—	50,163,060	—	—	99,866,733
Segment disbursements of non-monetary assets	51,542,820	24,343,002	21,343,312	13,454,124	—	110,683,258

Current liabilities	193,298,799	68,120,885	124,248,587	25,990,081	—	411,658,352
Non-current liabilities	474,576,722	13,350,651	506,297,573	16,161,177	—	1,010,386,123
Segment liabilities, total	667,875,521	81,471,536	630,546,160	42,151,258	—	1,422,044,475

Cash flows provided by in Operating Activities	145,551,360	30,440,761	63,145,540	16,010,813	—	255,148,474
Cash flows (used in) provided by Investing Activities	(50,706,748)	(24,790,752)	(21,096,376)	(13,454,124)	—	(110,048,000)
Cash flows (used in) provided by Financing Activities	(100,352,068)	(616,475)	(25,654,792)	(489,302)	—	(127,112,637)
(1)	Financial expenses associated with external financing for the purchase of companies, including capital contributions are presented in this item.

	Chile	Argentina	Brazil	Paraguay	Intercompany	Consolidated
For the period ended December 31, 2018	Operation	Operation (2)	Operation	Operation	Eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	390,782,296	330,874,797	326,015,740	118,095,369	(72,170)	1,165,696,032
Other beverages	180,156,806	75,341,941	214,493,809	31,492,883	—	501,485,439
Packaging	—	7,343,785	—	—	(1,609,457)	5,734,328
Net sales	570,939,102	413,560,523	540,509,549	149,588,252	(1,681,627)	1,672,915,799
Cost of sales	(336,719,937)	(214,647,052)	(329,529,112)	(88,813,300)	1,681,627	(968,027,774)
Distribution expenses	(55,798,363)	(62,899,574)	(38,835,833)	(8,241,714)		(165,775,484)
Administrative expenses	(109,373,432)	(93,149,904)	(88,809,386)	(22,410,131)		(313,742,853)
Finance income	1,686,041	14,750	2,019,489	219,964	—	3,940,244
Finance expense	(23,713,774)	(192,602)	(31,108,284)	—	—	(55,014,660)
Interest expense, net(1)	(22,027,733)	(177,852)	(29,088,795)	219,964	—	(51,074,416)
Share of the entity in income of associates	298,359	—	1,112,820	—	—	1,411,179
Income tax expense	(22,000,539)	(18,874,454)	(10,088,988)	(4,600,874)	—	(55,564,855)
Other income (loss)	(11,540,167)	(2,639,386)	(8,399,463)	(111,834)	—	(22,690,850)
Net income of the segment reported	13,777,290	21,172,301	36,870,792	25,630,363	—	97,450,746

Depreciation and amortization	42,353,664	20,474,446	26,830,835	9,935,501	—	99,594,446

Current assets	228,108,768	80,908,212	135,259,768	37,309,706	—	481,586,454
Non-current assets	644,395,166	160,587,931	679,183,347	248,751,791	—	1,732,918,235
Segment assets, total	872,503,934	241,496,143	814,443,115	286,061,497	—	2,214,504,689

Carrying amount in associates and joint ventures accounted for using the equity method, total	50,136,065	—	52,274,880	—	—	102,410,945
Capital expenditures and other	67,709,231	28,702,138	32,536,213	9,684,466	—	138,632,048

Current liabilities	186,831,021	83,013,418	128,146,943	21,870,719	—	419,862,101
Non-current liabilities	477,319,648	17,066,746	420,218,066	16,323,385	—	930,927,845
Segment liabilities, total	664,150,669	100,080,164	548,365,009	38,194,104	—	1,350,789,946

Cash flows provided by in Operating Activities	150,035,425	28,899,457	44,949,860	11,394,620	—	235,279,362
Cash flows (used in) provided by Investing Activities	(47,164,236)	(28,700,733)	(32,536,213)	(9,684,466)	—	(118,085,648)
Cash flows (used in) provided by Financing Activities	(98,560,576)	(10,644,812)	(5,099,823)	(330,067)	—	(114,635,278)
(1)	Financial expenses associated with external financing for the purchase of companies, including capital contributions are presented in this item.
(2)

Pursuant the application of IAS 19 in Argentina, assets and liabilities increased by ThCh $97,318,892 and ThCh $16,093,780, respectively. The effect in the income statement was a net loss of ThCh $15,743,592.

	Chile	Argentina	Brazil	Paraguay	Intercompany	Consolidated
For the period ended December 31, 2017	Operation	Operation	Operation	Operation	Eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	391,629,010	444,872,352	387,545,053	113,314,824	(96,999)	1,337,264,240
Other beverages	160,244,448	99,712,939	216,352,694	27,962,406	—	504,272,487
Packaging	—	9,202,768	—	—	(1,860,876)	7,341,892
Net sales	551,873,458	553,788,059	603,897,747	141,277,230	(1,957,875)	1,848,878,619
Cost of sales	(328,579,003)	(294,370,581)	(362,686,353)	(85,346,902)	1,957,875	(1,069,024,964)
Distribution expenses	(54,777,094)	(87,032,428)	(43,483,958)	(7,634,395)	—	(192,927,875)
Administrative expenses	(110,969,260)	(106,504,163)	(109,095,660)	(21,630,238)	—	(348,199,321)
Finance income	19,057,630	2,116,590	6,575,528	257,906	(16,813,279)	11,194,375
Finance expense	(32,594,796)	(4,663,527)	(34,767,713)	(7,612)	16,813,279	(55,220,369)
Interest expense, net*	(13,537,166)	(2,546,937)	(28,192,185)	250,294	—	(44,025,994)
Share of the entity in income of associates	246,084	(243)	(326,201)	—	—	(80,360)
Income tax expense	(16,871,257)	(17,683,875)	(13,719,506)	(3,522,996)	—	(51,797,634)
Other income (loss)	(11,312,509)	(10,441,173)	(1,855,039)	(213,025)	—	(23,821,746)
Net income of the segment reported	16,073,253	35,208,659	44,538,845	23,179,968	—	119,000,725

Depreciation and amortization	42,688,326	17,648,018	27,879,514	10,948,033	—	99,163,891

Current assets	223,245,173	97,529,488	132,815,545	30,419,844	—	484,010,050
Non-current assets	636,482,010	96,532,150	663,556,969	234,278,288	—	1,630,849,417
Segment assets, total	859,727,183	194,061,638	796,372,514	264,698,132	—	2,114,859,467

Carrying amount in associates and joint ventures accounted for using the equity method, total	33,789,538	—	53,019,531	—	—	86,809,069
Capital expenditures and other	64,480,973	40,347,989	91,198,657	14,476,783	—	210,504,402

Current liabilities	169,508,083	105,886,744	135,595,156	17,297,339	—	428,287,322
Non-current liabilities	463,997,113	1,368,167	393,125,740	14,847,776	—	873,338,796
Segment liabilities, total	633,505,196	107,254,911	528,720,896	32,145,115	—	1,301,626,118

Cash flows provided by Operating Activities	79,451,122	38,904,028	98,783,329	30,821,869	—	247,960,348
Cash flows (used in) provided by Investing Activities	(49,677,671)	(40,344,994)	(64,331,960)	(14,476,785)	—	(168,831,410)
Cash flows (used in) provided by Financing Activities	(91,800,089)	16,891,759	(3,437,440)	—	—	(78,345,770)